UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon International Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:



Signature:	______________________
Place:		New York, NY
Date:		November 14, 2008





Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the
		holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    153184


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCED MICRO DEVIC ES INC CO COMMON STOCK     007903107     6442  1227000 SH       SH-OTH                    0  1227000        0
D APPLIED MATLS INC  COM STK     COMMON STOCK     038222105     2518   166400 SH       SH-OTH                    0   166400        0
D ATHEROS COMMUNICATIO NS INC CO COMMON STOCK     04743P108      660    28000 SH       SH-OTH                    0    28000        0
D AU OPTRONICS CORP Sponsored Ad ADRS STOCKS      002255107      329    29000 SH       SH-OTH                    0    29000        0
D AXESSTEL INC  COM STK          COMMON STOCK     05459T101       37    50200 SH       SH-OTH                    0    50200        0
D BROADCOM CORP CL A COM STK     COMMON STOCK     111320107     5142   276000 SH       SH-OTH                    0   276000        0
D CADENCE DESIGN SYS I NC COM ST COMMON STOCK     127387108      169    25000 SH       SH-OTH                    0    25000        0
D CHINA LIFE INSURANCE CO ADR    ADRS STOCKS      16939P106     1090    19600 SH       SH-OTH                    0    19600        0
D CHORDIANT SFTWR COM STK        COMMON STOCK     170404305      679   132416 SH       SH-OTH                    0   132416        0
D CNINSURE INC-ADR               ADRS STOCKS      18976M103      354    39279 SH       SH-OTH                    0    39279        0
D COGO GROUP INC  COM STK        COMMON STOCK     192448108      413    78450 SH       SH-OTH                    0    78450        0
D EMCORE CORP  COM STK           COMMON STOCK     290846104     1569   317700 SH       SH-OTH                    0   317700        0
D FINANCIAL SELECT SEC TOR SPDR  US ETF'S - US TR 81369Y605      477    24000 SH       SH-OTH                    0    24000        0
D FINANCIAL SELECT SEC TOR SPDR  OPTIONS - CALLS  99OB9NZV7     2962   148900 SH  CALL SH-OTH                    0   148900        0
D GOOGLE INC CL A COM STK        OPTIONS - PUTS   99OB8XBV2     2003     5000 SH  PUT  SH-OTH                    0     5000        0
D GT SOLAR INTERNATION AL COM ST COMMON STOCK     3623E0209      427    39400 SH       SH-OTH                    0    39400        0
D HOME INNS & HOTELS M GMT INC A ADRS STOCKS      43713W107     1320    94600 SH       SH-OTH                    0    94600        0
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - CALLS  99OB7YZL7     8884   260000 SH  CALL SH-OTH                    0   260000        0
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - CALLS  99OB8SZ47     1367    40000 SH  CALL SH-OTH                    0    40000        0
D ISHARES TAIWAN WEBS INDEX COM  INTL ETF'S - US  464286731     2052   190000 SH       SH-OTH                    0   190000        0
D JA SOLAR HLD ADR               ADRS STOCKS      466090107     2167   205600 SH       SH-OTH                    0   205600        0
D KONGZHONG CORP SPONS ADR       ADRS STOCKS      50047P104       89    23836 SH       SH-OTH                    0    23836        0
D LINEAR TECHNOLOGY CO RP COM ST COMMON STOCK     535678106     1046    34122 SH       SH-OTH                    0    34122        0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105    11548  1241762 SH       SH-OTH                    0  1241762        0
D MICROSOFT CORP  COM STK        COMMON STOCK     594918104     6567   246058 SH       SH-OTH                    0   246058        0
D NEW ORIENTAL EDUCATI ON & TECH ADRS STOCKS      647581107      405     6300 SH       SH-OTH                    0     6300        0
D PEOPLESUPPORT                  COMMON STOCK     712714302     1754   150000 SH       SH-OTH                    0   150000        0
D PERFECT WORLD CO LTD  ADR      ADRS STOCKS      71372U104     1798    80125 SH       SH-OTH                    0    80125        0
D POTASH CORP OF SASKA TCHEWAN I OPTIONS - PUTS   99OB99D18      700     5300 SH  PUT  SH-OTH                    0     5300        0
D POWERSHARES QQQ NASD AQ 100    US ETF'S - US TR 73935A104    35552   913700 SH       SH-OTH                    0   913700        0
D PROSHARES ULTRASHORT OIL & GAS US ETF'S - US TR 74347R586      466    12000 SH       SH-OTH                    0    12000        0
D RAMBUS INC DEL  COM STK        COMMON STOCK     750917106      233    18100 SH       SH-OTH                    0    18100        0
D SHIRE  PLC  ADR                OPTIONS - CALLS  99O9XJ6R5     1910    40000 SH  CALL SH-OTH                    0    40000        0
D SIERRA WIRELESS INC            COMMON STOCK     826516106      169    17000 SH       SH-OTH                    0    17000        0
D SILICONWARE PRECISIO N INDUSTR ADRS STOCKS      827084864      129    22300 SH       SH-OTH                    0    22300        0
D SYNAPTICS INC  COM STK         COMMON STOCK     87157D109    30015   993226 SH       SH-OTH                    0   993226        0
D TEXAS INSTRUMENTS IN C COM STK COMMON STOCK     882508104     1710    79554 SH       SH-OTH                    0    79554        0
D TRIDENT MICROSYSTEMS  INC COM  COMMON STOCK     895919108     1197   498915 SH       SH-OTH                    0   498915        0
D UNITED STATES OIL FU ND LP     OPTIONS - PUTS   99O9X9GK1    10325   125900 SH  PUT  SH-OTH                    0   125900        0
D WSP HOLDINGS LTD ADR           ADRS STOCKS      92934F104     6510  1033362 SH       SH-OTH                    0  1033362        0
S REPORT SUMMARY                 40 DATA RECORDS              153184
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